UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22915

JPMorgan Trust III

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust III

Schedule of Portfolio Investments as of January 31, 2018

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2017.

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — 78.3%
Common Stocks — 30.0%
	Consumer Discretionary — 7.9%
	Auto Components — 0.1%
2,657	Adient plc	172,174

	Automobiles — 0.2%
2,645	Thor Industries, Inc. (m)	361,466

	Diversified Consumer Services — 0.1%
1,690	Bright Horizons Family Solutions, Inc. (a) (m)	165,958

	Hotels, Restaurants & Leisure — 0.7%
43,400	Caesars Entertainment Corp. (a) (m)	605,430
1,158	Domino’s Pizza, Inc. (m)	251,112
10,211	International Game Technology plc	296,834

		1,153,376

	Internet & Direct Marketing Retail — 0.6%
36,340	Liberty Interactive Corp. QVC Group, Class A (a) (m)	1,020,790

	Leisure Products — 0.2%
2,819	Hasbro, Inc.	266,593

	Media — 4.0%
9,156	Comcast Corp., Class A (m)	389,405
25,454	Grupo Televisa SAB, (Mexico), ADR	526,898
221,136	ITV plc, (United Kingdom)	524,347
1,537	Liberty Latin America Ltd., (Bermuda), Class A (a)	34,506
2,265	Liberty Media Corp.-Liberty Braves, Class A (a) (m)	53,454
11,892	MSG Networks, Inc., Class A (a) (m)	285,408
3,156	Naspers Ltd., (South Africa), Class N, ADR (a)	181,722
7,928	Sinclair Broadcast Group, Inc., Class A	294,129
15,037	Stroeer SE & Co. KGaA, (Germany)	1,158,901
16,782	Time Warner, Inc. (m)	1,600,164
5,406	Twenty-First Century Fox, Inc., Class A	199,481
22,501	Vivendi SA, (France)	659,269
3,127	Walt Disney Co. (The) (m)	339,811

		6,247,495

	Specialty Retail — 1.1%
20,044	Hennes & Mauritz AB, (Sweden), Class B	354,437
5,198	Home Depot, Inc. (The) (m)	1,044,278
33,968	Sports Direct International plc, (United Kingdom) (a)	179,456
720	Ulta Beauty, Inc. (a) (m)	159,912

		1,738,083

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	Textiles, Apparel & Luxury Goods — 0.9%
96,746	361 Degrees International Ltd., (China)	35,202
30,235	Burberry Group plc, (United Kingdom)	678,068
4,979	Hanesbrands, Inc. (m)	108,144
9,134	NIKE, Inc., Class B	623,121

		1,444,535

	Total Consumer Discretionary	12,570,470

	Consumer Staples — 0.9%
	Beverages — 0.5%
113	Brown-Forman Corp., Class B	7,831
61,190	Davide Campari-Milano SpA, (Italy)	487,387
3,758	Monster Beverage Corp. (a) (m)	256,408

		751,626

	Food & Staples Retailing — 0.3%
2,171	Costco Wholesale Corp.	423,063

	Food Products — 0.1%
3	Chocoladefabriken Lindt & Spruengli AG (Registered), (Switzerland)	224,225

	Total Consumer Staples	1,398,914

	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
5,678	AltaGas Ltd., (Canada)	128,101

	Financials — 2.1%
	Banks — 0.7%
84	Bank of Kyoto Ltd. (The), (Japan)	4,733
193,779	Barclays plc, (United Kingdom)	551,090
7,610	Citigroup, Inc.	597,233

		1,153,056

	Capital Markets — 0.2%
1,721	Moody’s Corp. (m)	278,441

	Diversified Financial Services — 0.7%
5,576	2017 Mandatory Exchangeable Trust (a) (m)	680,424
1,755	Berkshire Hathaway, Inc., Class B (a) (m)	376,237

		1,056,661

	Insurance — 0.5%
5,498	Admiral Group plc, (United Kingdom)	144,383
77,828	RSA Insurance Group plc, (United Kingdom)	684,831

		829,214

	Total Financials	3,317,372

	Health Care — 1.4%
	Health Care Equipment & Supplies — 0.3%
1,807	Haemonetics Corp. (a) (m)	116,823
1,530	IDEXX Laboratories, Inc. (a) (m)	286,171
3,561	Smith & Nephew plc, (United Kingdom)	64,075

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	Health Care Equipment & Supplies — continued
36	Straumann Holding AG (Registered), (Switzerland)	27,478

		494,547

	Life Sciences Tools & Services — 1.1%
16,805	Gerresheimer AG, (Germany)	1,467,840
386	Mettler-Toledo International, Inc. (a) (m)	260,650

		1,728,490

	Total Health Care	2,223,037

	Industrials — 4.5%
	Aerospace & Defense — 0.6%
2,920	Airbus SE, (France)	335,796
3,752	Arconic, Inc.	112,785
3,178	HEICO Corp. (m)	255,257
890	Lockheed Martin Corp.	315,817

		1,019,655

	Air Freight & Logistics — 0.2%
1,071	FedEx Corp. (m)	281,116

	Building Products — 0.2%
5,438	Fortune Brands Home & Security, Inc. (m)	385,718

	Commercial Services & Supplies — 0.1%
953	Cintas Corp. (m)	160,533
815	Stericycle, Inc. (a) (m)	61,418

		221,951

	Industrial Conglomerates — 0.5%
31,268	Smiths Group plc, (United Kingdom)	710,098

	Machinery — 0.8%
23,277	Trinity Industries, Inc. (m)	802,358
5,472	Xylem, Inc. (m)	395,407

		1,197,765

	Road & Rail — 0.6%
8,547	CSX Corp. (m)	485,213
1,798	Old Dominion Freight Line, Inc. (m)	263,317
960	Union Pacific Corp. (m)	128,160

		876,690

	Trading Companies & Distributors — 1.5%
30,916	Brenntag AG, (Germany)	2,007,008
1,799	Fastenal Co.	98,873
3,570	Ferguson plc, (Switzerland)	275,690

		2,381,571

	Total Industrials	7,074,564

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	Information Technology — 8.8%
	Communications Equipment — 0.0% (g)
3,007	Oclaro, Inc. (a) (m)	17,862

	Internet Software & Services — 2.3%
4,900	Akamai Technologies, Inc. (a) (m)	328,251
23,406	eBay, Inc. (a)	949,815
2,217	Facebook, Inc., Class A (a) (m)	414,335
11,400	Gogo, Inc. (a)	109,896
1,195	IAC/InterActiveCorp (a)	173,239
20,700	MuleSoft, Inc., Class A (a)	508,806
1,127	SINA Corp., (China) (a)	132,141
2,703	Sohu.com, Inc., (China) (a) (m)	104,093
54	Stamps.com, Inc. (a)	11,008
72,442	Yext, Inc. (a)	872,926

		3,604,510

	IT Services — 0.9%
19,034	Conduent, Inc. (a) (m)	312,158
3,676	Mastercard, Inc., Class A (m)	621,244
16,034	Nets A/S, (Denmark), Reg. S (a) (e)	441,339

		1,374,741

	Semiconductors & Semiconductor Equipment — 1.1%
35,301	Marvell Technology Group Ltd., (Bermuda)	823,572
7,840	NXP Semiconductors NV, (Netherlands) (a)	943,309

		1,766,881

	Software — 4.5%
4,500	Autodesk, Inc. (a) (m)	520,290
12,436	Blackline, Inc. (a) (m)	413,248
37,292	Bottomline Technologies de, Inc. (a) (m)	1,361,158
28,155	Dell Technologies, Inc., Class V (a) (m)	2,018,714
8,411	Microsoft Corp. (m)	799,129
8,000	PTC, Inc. (a) (m)	581,440
8,190	RealPage, Inc. (a)	407,453
4,138	Red Hat, Inc. (a) (m)	543,650
2,187	Varonis Systems, Inc. (a) (m)	118,754
102,754	Zynga, Inc., Class A (a) (m)	367,859

		7,131,695

	Total Information Technology	13,895,689

	Materials — 3.5%
	Chemicals — 1.5%
8,244	Croda International plc, (United Kingdom)	524,671
5,791	Ingevity Corp. (a) (m)	420,137
701	Monsanto Co.	85,382

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	Chemicals — continued
1,418	Praxair, Inc.	228,993
2,552	Sherwin-Williams Co. (The) (m)	1,064,465

		2,323,648

	Construction Materials — 1.4%
14,610	HeidelbergCement AG, (Germany)	1,586,004
2,614	Martin Marietta Materials, Inc. (m)	596,437

		2,182,441

	Containers & Packaging — 0.5%
20,923	Ball Corp. (m)	800,932
350	Packaging Corp. of America (m)	43,971

		844,903

	Metals & Mining — 0.1%
36,591	Grupo Mexico SAB de CV, (Mexico), Series B	129,206

	Total Materials	5,480,198

	Telecommunication Services — 0.3%
	Diversified Telecommunication Services — 0.3%
489,359	Telecom Italia SpA, (Italy)	374,158
64,380	Telecom Italia SpA, (Italy) (a)	57,934

		432,092

	Wireless Telecommunication Services — 0.0% (g)
835	SoftBank Group Corp., (Japan)	69,379
265	SoftBank Group Corp., (Japan), ADR	11,037

		80,416

	Total Telecommunication Services	512,508

	Utilities — 0.5%
	Gas Utilities — 0.2%
3,817	WGL Holdings, Inc. (m)	321,468

	Independent Power and Renewable Electricity Producers — 0.3%
28,695	Calpine Corp. (a)	433,007

	Multi-Utilities — 0.0% (g)
1,027	Avista Corp.	51,720

	Total Utilities	806,195

	Total Common Stocks (Cost $38,555,458)	47,407,048

Convertible Preferred Stocks — 2.1%
	Financials — 0.5%
	Capital Markets — 0.5%
1,300	Mandatory Exchangeable Trust, (China), 5.75%, 06/03/2019 ($100 par value) (e)	298,963
4,954	Virtus Investment Partners, Inc., Series D, 7.25%, 02/01/2020 ($100 par value) (m)	539,986

	Total Financials	838,949

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Convertible Preferred Stocks — continued
	Information Technology — 0.3%
	Electronic Equipment, Instruments & Components — 0.3%
953	Belden, Inc., 6.75%, 07/15/2019 ($100 par value) (m)	105,945
2,857	MTS Systems Corp., 8.75%, 07/01/2019 ($100 par value) (m)	331,988

		437,933

	Semiconductors & Semiconductor Equipment — 0.0% (g)
500	SunEdison, Inc., Series A, 6.75% ($1,000 par value) (a)	5,005

	Total Information Technology	442,938

	Materials — 0.3%
	Chemicals — 0.3%
3,131	Rayonier Advanced Materials, Inc., Series A, 8.00%, 08/15/2019 ($100 par value)	424,434

	Utilities — 1.0%
	Independent Power and Renewable Electricity Producers — 0.4%
7,482	Dynegy, Inc., 7.00%, 07/01/2019 ($100 par value) (m)	619,143

	Multi-Utilities — 0.6%
17,217	Dominion Energy, Inc., Series A, 6.75%, 08/15/2019 ($50 par value) (m)	868,942
1,956	Sempra Energy, Series A, 6.00%, 01/15/2021 ($100 par value) (a) (m)	195,600

		1,064,542

	Total Utilities	1,683,685

	Total Convertible Preferred Stocks (Cost $3,248,267)	3,390,006

Exchange-Traded Funds — 1.0%
	Fixed Income — 0.2%
12,467	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	345,834

	International Equity — 0.1%
3,200	SPDR EURO STOXX 50 ETF	139,328

	U.S. Equity — 0.7%
21,896	Alerian MLP ETF (m)	249,615
3,208	SPDR S&P 500 ETF Trust (m)	904,335

	Total U.S. Equity	1,153,950

	Total Exchange-Traded Funds (Cost $1,448,703)	1,639,112

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Exchange Traded Notes — 0.2%
	U.S. Equity — 0.2%
7,718	ETRACS Monthly Pay 2xLeveraged Closed-End Fund ETN (United Kingdom)	134,764
7,822	ETRACS Monthly Pay 2xLeveraged Mortgage REIT ETN (United Kingdom) (m)	113,810

	Total Exchange Traded Notes (Cost $275,603)	248,574

Closed End Funds — 3.9%
33,723	Aberdeen Asia-Pacific, Income Fund, Inc.	167,266
51,099	Altaba, Inc. (a) (m)	4,081,788
12,122	BlackRock Corporate High Yield Fund, Inc. (m)	131,766
14,348	Cushing Energy Income Fund (The) (m)	135,732
25,944	Eaton Vance Senior Income Trust (m)	168,636
26,203	Highland Floating Rate Opportunities Fund (m)	412,959
11,520	Invesco Dynamic Credit Opportunities Fund (m)	134,438
48,944	Invesco Senior Income Trust (m)	215,354
17,205	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc. (m)	139,189
32,679	Nuveen Credit Strategies Income Fund (m)	264,700
36,205	Voya Prime Rate Trust (m)	185,008
6,200	Western Asset Global High, Income Fund, Inc.	61,380
26,000	Western Asset High, Income Opportunity Fund, Inc.	129,740

	Total Closed End Funds (Cost $3,933,855)	6,227,956

PRINCIPAL AMOUNT
Long Positions — 22.2%
Asset-Backed Securities — 5.4%
959,733	Bear Stearns Asset-Backed Securities Trust, Series 2007-1, Class A2, 1.84%, 01/25/2037 (z) (bb)	941,972
1,000,000	Exeter Automobile Receivables Trust, Series 2016-3A, Class C, 4.22%, 06/15/2022 (e)	1,017,225
1,000,000	Garrison Funding Ltd., (Cayman Islands), Series 2015-1A, Class CR, 5.36%, 09/21/2029 (e) (z) (bb)	1,024,541
1,000,000	GoldenTree Loan Opportunities VII Ltd., (Cayman Islands), Series 2013-7A, Class E, 6.45%, 04/25/2025 (e) (z) (bb)	1,002,440

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Asset-Backed Securities — continued
295,000	Mosaic Solar Loans LLC, Series 2017-1A, Class R106/20/2042 (e) (bb)	247,800
1,000,000	Northwoods Capital X Ltd., (Cayman Islands), Series 2013-10A, Class DR, 4.89%, 11/04/2025 (e) (z) (bb)	997,706
1,000,000	Northwoods Capital XVI Ltd., (Cayman Islands), Series 2017-16A, 4.57%, 11/15/2030 (e) (z) (bb)	1,008,043
225,000	SMB Private Education Loan Trust, Series 2014-A, Class C, 4.50%, 09/15/2045 (e) (bb)	197,063
1,000,000	Sound Harbor Loan Fund Ltd., (Cayman Islands), Series 2014-1A, 5.67%, 10/30/2026 (e) (z) (bb)	1,005,587
1,000,000	WhiteHorse VII Ltd., (Cayman Islands), Series 2013-1A, Class B1L, 5.15%, 11/24/2025 (e) (z) (bb)	1,002,606

	Total Asset-Backed Securities (Cost $8,357,534)	8,444,983

Collateralized Mortgage Obligations — 3.3%
835,937	Alternative Loan Trust, Series 2004-28CB, Class 3A1, 6.00%, 01/25/2035	844,367
	FHLMC REMIC,
347,925	Series 3118, Class SD, IF, IO, 5.14%, 02/15/2036 (z)	54,656
277,657	Series 3309, Class SG, IF, IO, 4.51%, 04/15/2037 (z)	39,515
975,627	Series 3349, Class SM, IF, IO, 4.44%, 07/15/2037 (z)	107,699
1,023,543	Series 3355, Class KI, IF, IO, 5.57%, 07/15/2037 (z)	108,760
179,473	Series 3862, Class DI, IO, 5.00%, 04/15/2041	30,821
13,929	Series 3997, Class ES, IF, 4.75%, 09/15/2041 (z)	13,477
329,688	Series 4265, Class ST, IF, IO, 4.44%, 11/15/2043 (z)	44,988
627,264	Series 4472, Class IJ, IO, 6.00%, 11/15/2043	143,840
3,508,955	Series 4517, Class KI, IF, IO, 0.51%, 04/15/2043 (z)	86,059
168,507	FHLMC STRIPS, Series 191, IO, 8.00%, 01/01/2028	37,228
	FNMA REMIC,
642,089	Series 2002-47, Class SE, IF, IO, 6.54%, 08/25/2032 (z)	113,304
345,936	Series 2003-87, Class SH, IF, IO, 6.69%, 09/25/2033 (z)	58,565
280,159	Series 2005-69, Class JI, IO, 6.00%, 08/25/2035	68,947
405,338	Series 2009-106, Class SA, IF, IO, 4.69%, 01/25/2040 (z)	58,962
747,385	Series 2011-59, Class SW, IF, IO, 5.08%, 07/25/2041 (z)	116,907

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — continued
1,233,728	Series 2011-76, Class PI, IO, 5.50%, 04/25/2039	70,030
760,096	Series 2011-129, Class S, IF, IO, 3.94%, 03/25/2037 (z)	14,488
968,295	Series 2014-38, Class QI, IO, 5.50%, 12/25/2043	269,719
2,633,634	Series 2015-64, Class SK, IO, 1.64%, 09/25/2055 (z)	135,046
1,001,250	Series 2015-66, Class AS, IF, IO, 4.69%, 09/25/2045 (z)	148,172
	FNMA STRIPS,
488,311	Series 345, Class 14, IO, 6.00%, 03/25/2034 (m)	114,494
472,784	Series 359, Class 18, IO, 6.00%, 07/25/2035 (m)	113,296
	GNMA,
694,351	Series 2003-7, Class SP, IF, IO, 6.09%, 11/16/2032 (z)	64,664
687,086	Series 2003-98, Class SC, IF, IO, 5.04%, 11/20/2033 (z)	97,801
343,373	Series 2004-56, Class S, IF, IO, 6.09%, 06/20/2033 (z)	66,612
2,225,644	Series 2012-106, Class YI, IO, 1.00%, 09/20/2042 (z)	77,527
275,804	Series 2013-86, Class IA, IO, 5.00%, 06/20/2043	60,498
442,452	Series 2014-2, Class TI, IO, 5.50%, 01/20/2044	87,322
218,010	Series 2014-161, Class SL, IF, IO, 5.23%, 11/20/2044 (z)	33,994
108,939	Series 2015-13, IO, 7.02%, 07/20/2037 (z)	22,680
3,294,380	Series 2015-80, Class IH, IO, 0.98%, 05/20/2044 (z)	117,709
1,415,650	Series 2016-69, IO, 4.50%, 05/20/2046	313,249
1,084,333	Series 2016-75, Class SA, IF, IO, 4.44%, 05/20/2040 (z)	143,559
2,058,617	Series 2016-78, Class UI, IO, 4.00%, 06/20/2046	488,160
1,982,283	Series 2016-163, Class MI, IO, 3.50%, 11/20/2046	260,741
1,469,017	Series 2016-H11, Class EI, IO, 2.11%, 04/20/2066 (z)	165,264
15,680,986	Series 2016-H20, Class GI, IO, 0.67%, 08/20/2066 (z)	235,215
1,595,071	Series 2017-H01, IO, 2.30%, 12/20/2066 (z)	179,944

	Total Collateralized Mortgage Obligations (Cost $5,057,759)	5,208,279

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Commercial Mortgage-Backed Securities — 4.2%
1,000,000	280 Park Avenue Mortgage Trust, Series 2017-280P, Class F, 4.38%, 09/15/2034 (e) (z) (bb)	997,127
	BAMLL Commercial Mortgage Securities Trust
900,000	Series 2013-DSNY, Class F, 5.06%, 09/15/2026 (e) (z) (bb)	899,125
1,000,000	Series 2014-ICTS, Class E, 4.51%, 06/15/2028 (e) (z)	994,978
1,000,000	CGDB Commercial Mortgage Trust, Series 2017-BIO, Class E, 4.06%, 05/15/2030 (e) (z)	1,001,589
1,000,000	GS Mortgage Securities Corp. II, Series 2017-SLP, Class E, 4.74%, 10/10/2032 (e) (z)	954,974
1,000,000	GS Mortgage Securities Trust, Series 2013-GC12, Class D, 4.44%, 06/10/2046 (e) (z) (bb)	858,032
1,000,000	Palisades Center Trust, Series 2016-PLSD, Class D, 4.74%, 04/13/2033 (e) (bb)	991,901

	Total Commercial Mortgage-Backed Securities (Cost $6,748,980)	6,697,726

Convertible Bonds — 3.7%
	Consumer Discretionary — 1.1%
	Automobiles — 0.6%
JPY 70,000,000	Suzuki Motor Corp., (Japan), Reg. S, Zero Coupon, 03/31/2023	972,222

	Media — 0.5%
430,000	Liberty Interactive LLC, 3.75%, 02/15/2030	299,387
328,000	Live Nation Entertainment, Inc., 2.50%, 05/15/2019	440,433

		739,820

	Total Consumer Discretionary	1,712,042

	Energy — 0.4%
	Oil, Gas & Consumable Fuels — 0.4%
361,000	Golar LNG Ltd., (Bermuda), 2.75%, 02/15/2022 (e)	371,057
254,000	Teekay Corp., (Bermuda), 5.00%, 01/15/2023 (e)	242,712

	Total Energy	613,769

	Financials — 0.5%
	Capital Markets — 0.4%
JPY 40,000,000	SBI Holdings, Inc., (Japan), Reg. S, 09/14/2020	562,426

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Convertible Bonds — continued
	Thrifts & Mortgage Finance — 0.1%
110,000	MGIC Investment Corp., 9.00%, 04/01/2063 (e)	149,381

	Total Financials	711,807

	Health Care — 0.5%
	Health Care Equipment & Supplies — 0.5%
JPY 60,000,000	Terumo Corp., (Japan), Reg. S, Zero Coupon, 12/06/2021	769,195

	Industrials — 0.3%
	Professional Services — 0.1%
123,000	51job, Inc., (China), 3.25%, 04/15/2019	205,859

	Trading Companies & Distributors — 0.2%
290,000	Kaman Corp., 3.25%, 05/01/2024 (e)	331,974

	Total Industrials	537,833

	Information Technology — 0.4%
	Communications Equipment — 0.4%
450,000	InterDigital, Inc., 1.50%, 03/01/2020	544,568

	Semiconductors & Semiconductor Equipment — 0.0% (g)
10,000	Advanced Micro Devices, Inc., 2.13%, 09/01/2026	18,715
14,000	SunEdison, Inc., 0.25%, 01/15/2020 (d)	53

		18,768

	Total Information Technology	563,336

	Materials — 0.3%
	Metals & Mining — 0.3%
325,000	Cleveland-Cliffs, Inc., 1.50%, 01/15/2025	349,076
200,000	First Majestic Silver Corp., (Canada), 1.88%, 03/01/2023 (e)	189,120

	Total Materials	538,196

	Real Estate — 0.2%
	Equity Real Estate Investment Trusts (REITs) — 0.2%
326,000	IH Merger Sub LLC, 3.50%, 01/15/2022 (e)	367,978

	Total Convertible Bonds (Cost $5,519,010)	5,814,156

Corporate Bonds — 5.5%
	Consumer Discretionary — 1.4%
	Auto Components — 0.1%
125,000	Icahn Enterprises LP, 6.25%, 02/01/2022	128,750

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Hotels, Restaurants & Leisure — 0.4%
55,000	Diamond Resorts International, Inc., 10.75%, 09/01/2024 (e)	60,741
125,000	Jacobs Entertainment, Inc., 7.88%, 02/01/2024 (e)	136,250
130,000	Silversea Cruise Finance Ltd., 7.25%, 02/01/2025 (e)	140,140
180,000	Sugarhouse HSP Gaming Prop Mezz LP, 5.88%, 05/15/2025 (e)	172,854
130,000	Yum Brands, Inc., 5.35%, 11/01/2043	120,900

		630,885

	Media — 0.7%
130,000	Altice Financing SA, (Luxembourg), 7.50%, 05/15/2026 (e)	134,957
70,000	Altice Luxembourg SA, (Luxembourg), 7.63%, 02/15/2025 (e)	64,137
	Cenveo Corp.,
175,000	6.00%, 08/01/2019 (e)	121,187
50,000	8.50%, 09/15/2022 (e)	7,750
148,000	CSC Holdings LLC, 10.88%, 10/15/2025 (e)	176,261
100,000	DISH DBS Corp., 5.88%, 11/15/2024	94,812
	iHeartCommunications, Inc.,
5,000	9.00%, 12/15/2019	3,850
270,000	9.00%, 03/01/2021	195,750
200,000	McClatchy Co. (The), 9.00%, 12/15/2022	208,250
110,000	Urban One, Inc., 9.25%, 02/15/2020 (e)	106,838
65,000	Ziggo Secured Finance BV, (Netherlands), 5.50%, 01/15/2027 (e)	64,513

		1,178,305

	Specialty Retail — 0.2%
	Guitar Center, Inc.,
276,000	6.50%, 04/15/2019 (e) (m)	269,100
50,000	9.63%, 04/15/2020 (e) (bb)	34,750

		303,850

	Total Consumer Discretionary	2,241,790

	Consumer Staples — 0.2%
	Food & Staples Retailing — 0.2%
260,000	New Albertson’s, Inc., 8.00%, 05/01/2031	232,050
175,000	Rite Aid Corp., 7.70%, 02/15/2027	154,437

	Total Consumer Staples	386,487

	Energy — 0.7%
	Energy Equipment & Services — 0.4%
	Noble Holding International Ltd., (United Kingdom),
55,000	7.75%, 01/15/2024	51,013
45,000	8.70%, 04/01/2045	39,037
125,000	Parker Drilling Co., 6.75%, 07/15/2022	107,500

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Energy Equipment & Services — continued
	Rowan Cos., Inc.,
120,000	5.85%, 01/15/2044	96,000
100,000	7.38%, 06/15/2025	102,469
	Transocean, Inc.,
130,000	5.80%, 10/15/2022	131,300
45,000	6.80%, 03/15/2038	38,588
80,000	Weatherford International Ltd., 5.95%, 04/15/2042	64,800

		630,707

	Oil, Gas & Consumable Fuels — 0.3%
215,000	Jupiter Resources, Inc., (Canada), 8.50%, 10/01/2022 (e)	131,150
130,000	MEG Energy Corp., (Canada), 6.50%, 01/15/2025 (e)	127,400
140,000	SemGroup Corp., 5.63%, 07/15/2022	141,400

		399,950

	Total Energy	1,030,657

	Financials — 0.1%
	Consumer Finance — 0.1%
130,000	Navient Corp., 7.25%, 09/25/2023	140,075

	Health Care — 0.4%
	Health Care Providers & Services — 0.3%
250,000	Aurora Diagnostics Holdings LLC, 12.25%, 01/15/2020 (bb)	229,062
	Tenet Healthcare Corp.,
135,000	5.13%, 05/01/2025 (e)	133,144
65,000	8.13%, 04/01/2022	67,072

		429,278

	Pharmaceuticals — 0.1%
165,000	Valeant Pharmaceuticals International, Inc., 7.50%, 07/15/2021 (e)	165,619

	Total Health Care	594,897

	Industrials — 0.6%
	Building Products — 0.1%
70,000	Standard Industries, Inc., 4.75%, 01/15/2028 (e)	69,475

	Commercial Services & Supplies — 0.4%
	Monitronics International, Inc.,
494,000	9.13%, 04/01/2020 (m)	431,941
120,000	Prime Security Services Borrower LLC, 9.25%, 05/15/2023 (e)	132,750
135,000	RR Donnelley & Sons Co., 6.00%, 04/01/2024	128,925

		693,616

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Machinery — 0.1%
125,000	Xerium Technologies, Inc., 9.50%, 08/15/2021	127,031

	Total Industrials	890,122

	Information Technology — 0.8%
	IT Services — 0.4%
512,000	Exela Intermediate LLC, 10.00%, 07/15/2023 (e) (m)	505,600
120,000	Unisys Corp., 10.75%, 04/15/2022 (e)	134,400

		640,000

	Semiconductors & Semiconductor Equipment — 0.1%
35,000	Advanced Micro Devices, Inc., 7.50%, 08/15/2022	38,850
134,000	Global A&T Electronics Ltd., (Singapore), 8.50%, 01/12/2023 (bb)	135,246

		174,096

	Software — 0.2%
300,000	BMC Software Finance, Inc., 8.13%, 07/15/2021 (e)	300,375

	Technology Hardware, Storage & Peripherals — 0.1%
100,000	Dell International LLC, 8.35%, 07/15/2046 (e)	131,257

	Total Information Technology	1,245,728

	Materials — 0.6%
	Chemicals — 0.4%
140,000	Hexion, Inc., 6.63%, 04/15/2020	127,400
250,000	Rain CII Carbon LLC, 7.25%, 04/01/2025 (e)	270,625
205,000	TPC Group, Inc., 8.75%, 12/15/2020 (e)	207,563

		605,588

	Metals & Mining — 0.2%
145,000	First Quantum Minerals Ltd., (Zambia), 7.50%, 04/01/2025 (e)	155,338
	Freeport-McMoRan, Inc.,
150,000	5.45%, 03/15/2043	154,125
100,000	6.75%, 02/01/2022	103,625

		413,088

	Total Materials	1,018,676

	Telecommunication Services — 0.6%
	Diversified Telecommunication Services — 0.6%
130,000	CenturyLink, Inc., 5.63%, 04/01/2025	120,087
	Frontier Communications Corp.,
35,000	6.88%, 01/15/2025	21,875
65,000	7.13%, 01/15/2023	44,200
	Intelsat Jackson Holdings SA, (Luxembourg),
577,000	7.25%, 10/15/2020	505,596

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
110,000	7.50%, 04/01/2021	93,638
130,000	Sprint Capital Corp., 6.88%, 11/15/2028	134,388

		919,784

	Wireless Telecommunication Services — 0.0% (g)
85,000	Digicel Ltd., (Jamaica), 6.75%, 03/01/2023 (e)	84,575

	Total Telecommunication Services	1,004,359

	Utilities — 0.1%
	Electric Utilities — 0.1%
201,227	Bruce Mansfield Unit Pass-Through Trust, Series 2007-1, 6.85%, 06/01/2034 (m)	78,982

	Independent Power and Renewable Electricity Producers — 0.0% (g)
70,000	NRG Energy, Inc., 7.25%, 05/15/2026	76,237

	Total Utilities	155,219

	Total Corporate Bonds (Cost $8,877,236)	8,708,010

Foreign Government Security — 0.1%
EUR 155,000	Republic of Argentina, SUB, 2.29%, 12/31/2038 (Argentina) (Cost $113,361)	138,750

PRINCIPAL AMOUNT
Loan Assignments — 1.1% (cc)
	Consumer Discretionary — 0.6%
	Media — 0.5%
95,459	Acosta Corp., Term Loan B, (ICE LIBOR USD 1 Month + 3.25%), 4.82%, 09/26/2021 (aa)	82,837
	Advantage Sales & Marketing, Inc., Term Loan B,
54,427	(ICE LIBOR USD 3 Month + 3.25%), 5.02%, 07/23/2021 (aa)	53,747
50,323	(ICE LIBOR USD 3 Month + 3.25%), 5.02%, 07/23/2021 (aa)	49,694
225,000	Cengage Learning, Inc., Term Loan B, (ICE LIBOR USD + 4.25%), 5.81%, 06/07/2023 (aa) ^	218,138
67,327	Charter Communications, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 2.00%), 3.58%, 04/30/2025 (aa)	67,695
238,724	Cumulus Media Holdings, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.25%), 4.83%, 12/23/2020 (aa)	204,892

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Media — continued
148,867	McGraw-Hill Global Education Holding LLC, Term Loan, (ICE LIBOR USD 1 Month + 4.00%), 5.57%, 05/04/2022 (aa)	148,494

		825,497

	Specialty Retail — 0.1%
87,684	Academy Ltd., Term Loan B, (ICE LIBOR USD 3 Month + 4.00%), 5.55%, 07/01/2022 (aa)	70,366
30,068	Spencer Gifts LLC, Term Loan B, (ICE LIBOR USD 3 Month + 4.25%), 5.81%, 07/16/2021 (aa) (bb)	24,611

		94,977

	Total Consumer Discretionary	920,474

	Energy — 0.1%
	Energy Equipment & Services — 0.1%
103,271	KCA Deutag US Finance LLC, Term Loan B, (ICE LIBOR USD 3 Month + 5.75%), 7.20%, 05/15/2020 (aa)	102,186

	Financials — 0.0% (g)
	Consumer Finance — 0.0% (g)
11,696	Vantiv LLC, Term B-3 Loan, (ICE LIBOR USD 3 Month + 2.00%), 3.56%, 10/14/2023 (aa) ^	11,767
14,098	Vantiv LLC, Term B-4 Loan, (ICE LIBOR USD 3 Month + 2.00%), 3.56%, 08/09/2024 (aa) ^	14,186

	Total Financials	25,953

	Health Care — 0.0% (g)
	Health Care Providers & Services — 0.0% (g)
42,712	Lanai Holdings III, Inc., Term Loan B, (ICE LIBOR USD 3 Month + 4.75%), 6.23%, 08/29/2022 (aa) ^	42,072

	Industrials — 0.0% (g)
	Aerospace & Defense — 0.0% (g)
24,034	Transdigm, Inc., Term Loan G, (ICE LIBOR USD 1 Month + 2.50%), 4.67%, 08/22/2024 (aa) ^	24,221

	Information Technology — 0.1%
	IT Services — 0.1%
98,974	Aricent Technologies (Holdings) Ltd., Term Loan, (ICE LIBOR USD 1 Month + 4.50%), 6.06%, 04/14/2021 (aa)	99,191
69,026	First Data Corp., Term Loan, (ICE LIBOR USD 1 Month + 2.25%), 3.81%, 04/26/2024 (aa) ^	69,515

	Total Information Technology	168,706

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Materials — 0.1%
	Construction Materials — 0.1%
79,032	Forterra Finance LLC, Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.57%, 10/25/2023 (aa)	74,965
	Real Estate — 0.0% (g)
	Equity Real Estate Investment Trusts (REITs) — 0.0% (g)
69,997	Uniti Group, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.57%, 10/24/2022 (aa)	67,438

	Telecommunication Services — 0.2%
	Diversified Telecommunication Services — 0.1%
69,394	Centurylink, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 2.75%), 4.32%, 01/31/2025 (aa)	68,310
31,848	Windstream Services LLC, Term B-6 Loan, (ICE LIBOR USD 1 Month + 4.00%), 5.56%, 03/29/2021 (aa)	30,043

		98,353

	Wireless Telecommunication Services — 0.1%
240,000	Syniverse Holdings, Inc., Initial Term Loan, (ICE LIBOR USD 3 Month + 3.00%), 4.57%, 04/23/2019 (aa)	238,951

	Total Telecommunication Services	337,304

	Total Loan Assignments (Cost $1,729,758)	1,763,319

NUMBER OF WARRANTS
Warrants — 0.9%
	Consumer Discretionary — 0.2%
	Hotels, Restaurants & Leisure — 0.2%
81,632	Del Taco Restaurants, Inc., expiring 06/30/2020 (Strike Price $11.50) (a)	265,712

	Media — 0.0% (g)
76,766	Hemisphere Media Group, Inc., expiring 04/04/2018 (Strike Price $12.00) (a)	3,838

	Total Consumer Discretionary	269,550

	Consumer Staples — 0.1%
	Food Products — 0.1%
19,468	Hostess Brands, Inc., expiring 11/04/2021 (Strike Price $11.50) (a)	38,352
32,418	Simply Good Foods Co. (The), expiring 07/07/2022 (Strike Price $11.50) (a)	115,408

	Total Consumer Staples	153,760

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE
Warrants — continued
	Financials — 0.5%
	Banks — 0.5%
28,260	TCF Financial Corp., expiring 11/14/2018 (Strike Price $16.93) (a)	132,822
26,525	Zions Bancorp, expiring 05/22/2020 (Strike Price $35.49) (a)	557,025

		689,847

	Capital Markets — 0.0% (g)
19,642	Avista Healthcare Public Acquisition Corp., expiring 12/02/2021 (Strike Price $5.75) (a)	7,857
8,383	National Energy Services Reunited Corp., expiring 06/05/2022 (Strike Price $5.75) (a)	7,209

		15,066

	Total Financials	704,913

	Health Care — 0.0% (g)
	Biotechnology — 0.0% (g)
50,414	BioTime, Inc., expiring 10/01/2018 (Strike Price $4.55) (a)	9,115

	Industrials — 0.1%
	Road & Rail — 0.1%
21,942	Daseke, Inc., expiring 02/27/2022 (Strike Price $11.50) (a)	38,179

	Trading Companies & Distributors — 0.0% (g)
48,569	Nexeo Solutions, Inc., expiring 06/09/2021 (Strike Price $11.50) (a)	30,113

	Total Industrials	68,292

	Information Technology — 0.0% (g)
	Technology Hardware, Storage & Peripherals — 0.0% (g)
	Eastman Kodak Co. ,
11,307	expiring 09/03/2018 (Strike Price $14.93) (a)	5,088
50,754	expiring 09/03/2018 (Strike Price $16.12) (a)	18,272

	Total Information Technology	23,360

	Materials — 0.0% (g)
	Chemicals — 0.0% (g)
146,914	AgroFresh Solutions, Inc., expiring 02/19/2019 (Strike Price $11.50) (a)	66,111

	Metals & Mining — 0.0% (g)
CAD 22,267	Alio Gold, Inc., (Canada), expiring 05/30/2018 (Strike Price CAD 7.00) (a)	362

	Total Materials	66,473

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE
Warrants — continued
	Real Estate — 0.0% (g)
	Real Estate Management & Development — 0.0% (g)
48,471	Williams Scotsman Corp., expiring 11/29/2022 (Strike Price $11.50) (a)	63,982

	Total Warrants (Cost $725,353)	1,359,445

NUMBER OF CONTRACTS
Options Purchased — 1.3%
	Call Options Purchased — 0.9%
	Banks — 0.1%
150	Zions Bancorp 04/20/2018 at USD 48.00, American Style (a) Notional Amount: USD 810,450 Exchange Traded	102,375

	Building Products — 0.0% (g)
89	Johnson Controls International plc 04/20/2018 at USD 41.00, American Style (a) Notional Amount: USD 348,257 Exchange Traded	7,965

	Chemicals — 0.0% (g)
46	DowDuPont, Inc. 03/16/2018 at USD 80.00, American Style (a) Notional Amount: USD 347,668 Exchange Traded	2,415
6	Rayonier Advanced Materials, Inc. 02/16/2018 at USD 20.00, American Style (a) Notional Amount: USD 11,352 Exchange Traded	345
5	Rayonier Advanced Materials, Inc. 05/18/2018 at USD 22.50, American Style (a) Notional Amount: USD 9,460 Exchange Traded	388
11	Rayonier Advanced Materials, Inc. 05/18/2018 at USD 25.00, American Style (a) Notional Amount: USD 20,812 Exchange Traded	412

		3,560

	Diversified Telecommunication Services — 0.0% (g)
71	AT&T, Inc. 07/20/2018 at USD 38.00, American Style (a) Notional Amount: USD 265,895 Exchange Traded	13,170

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE
Options Purchased — continued
	Call Options Purchased — continued
	Diversified Telecommunication Services — continued
EUR 368	Telecom Italia SpA 06/15/2018 at EUR 0.70, American Style (a) Notional Amount: EUR 264,960 Exchange Traded	27,520
EUR 172	Telecom Italia SpA 06/15/2018 at EUR 0.76, American Style (a) Notional Amount: EUR 123,840 Exchange Traded	7,078

		47,768

	Equity Real Estate Investment Trusts (REITs) — 0.0% (g)
9	GGP, Inc. 04/20/2018 at USD 23.00, American Style (a) Notional Amount: USD 20,727 Exchange Traded	1,013

	Exchange Traded Funds — 0.2%
132	Guggenheim CurrencyShares Euro Trust 03/16/2018 at USD 119.00, American Style (a) Notional Amount: USD 1,578,456 Exchange Traded	22,836
250	Guggenheim CurrencyShares Euro Trust 01/18/2019 at USD 117.00, American Style (a) Notional Amount: USD 2,989,500 Exchange Traded	153,125
153	Guggenheim CurrencyShares Euro Trust 01/18/2019 at USD 120.00, American Style (a) Notional Amount: USD 1,829,574 Exchange Traded	66,555
200	iShares MSCI EAFE ETF 03/16/2018 at USD 70.00, American Style (a) Notional Amount: USD 1,476,800 Exchange Traded	89,000
387	SPDR EURO STOXX 50 ETF 05/18/2018 at USD 46.00, American Style (a) Notional Amount: USD 1,684,998 Exchange Traded	17,415

		348,931

	Food Products — 0.0% (g)
18	Bunge Ltd. 04/20/2018 at USD 75.00, American Style (a) Notional Amount: USD 142,974 Exchange Traded	12,420

	Index Funds — 0.4%
88	S&P 500 Index 03/16/2018 at USD 2,860.00, European Style (a) Notional Amount: USD 24,849,528 Exchange Traded	241,120

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE
Options Purchased — continued
	Call Options Purchased — continued
	Index Funds — continued
50	S&P 500 Index 04/20/2018 at USD 2,850.00, European Style (a) Notional Amount: USD 14,119,050 Exchange Traded	245,250
18	S&P 500 Index 04/20/2018 at USD 2,950.00, European Style (a) Notional Amount: USD 5,082,858 Exchange Traded	21,330
48	S&P 500 Index 09/21/2018 at USD 3,200.00, European Style (a) Notional Amount: USD 13,554,288 Exchange Traded	31,440

		539,140

	Internet Software & Services — 0.0% (g)
15	Weibo Corp. 04/20/2018 at USD 140.00, American Style (a) Notional Amount: USD 194,355 Exchange Traded	12,450

	Machinery — 0.0% (g)
16	Rexnord Corp. 05/18/2018 at USD 30.00, American Style (a) Notional Amount: USD 44,976 Exchange Traded	1,720
104	Trinity Industries, Inc. 04/20/2018 at USD 38.00, American Style (a) Notional Amount: USD 358,488 Exchange Traded	6,760

		8,480

	Media — 0.2%
2	DISH Network Corp. 03/16/2018 at USD 55.00, American Style (a) Notional Amount: USD 9,380 Exchange Traded	125
69	DISH Network Corp. 06/15/2018 at USD 50.00, American Style (a) Notional Amount: USD 323,610 Exchange Traded	23,115
450	DISH Network Corp. 06/15/2018 at USD 55.00, American Style (a) Notional Amount: USD 2,110,500 Exchange Traded	91,125
57	Time Warner, Inc. 03/16/2018 at USD 92.50, American Style (a) Notional Amount: USD 543,495 Exchange Traded	21,375
74	Time Warner, Inc. 07/20/2018 at USD 95.00, American Style (a) Notional Amount: USD 705,590 Exchange Traded	45,695

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE
Options Purchased — continued
	Call Options Purchased — continued
	Media — continued
74	Time Warner, Inc. 08/17/2018 at USD 95.00, American Style (a) Notional Amount: USD 705,590 Exchange Traded	49,580
213	Twenty-First Century Fox, Inc. 04/20/2018 at USD 35.00, American Style (a) Notional Amount: USD 785,970 Exchange Traded	59,640
EUR 212	Vivendi SA 09/21/2018 at EUR 25.00, American Style (a) Notional Amount: EUR 503,924 Exchange Traded	33,316

		323,971

	Metals & Mining — 0.0% (g)
EUR 54	thyssenkrupp AG 03/16/2018 at EUR 24.00, American Style (a) Notional Amount: EUR 136,836 Exchange Traded	11,831
EUR 58	thyssenkrupp AG 03/16/2018 at EUR 25.00, American Style (a) Notional Amount: EUR 145,000 Exchange Traded	7,998
EUR 55	thyssenkrupp AG 03/16/2018 at EUR 27.00, American Style (a) Notional Amount: EUR 139,975 Exchange Traded	2,427

		22,256

	Multi-Utilities — 0.0% (g)
12	Dominion Energy, Inc. 03/16/2018 at USD 80.00, American Style (a) Notional Amount: USD 91,728 Exchange Traded	450

	Oil, Gas & Consumable Fuels — 0.0% (g)
37	Southwestern Energy Co. 03/16/2018 at USD 8.00, American Style (a) Notional Amount: USD 15,688 Exchange Traded	55

	Pharmaceuticals — 0.0% (g)
21	Depomed, Inc. 03/16/2018 at USD 11.00, American Style (a) Notional Amount: USD 15,435 Exchange Traded	105

	Semiconductors & Semiconductor Equipment — 0.0% (g)
58	NXP Semiconductors NV 02/16/2018 at USD 120.00, American Style (a) Notional Amount: USD 697,856 Exchange Traded	11,600

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE
Options Purchased — continued
	Call Options Purchased — continued
	Semiconductors & Semiconductor Equipment — continued
9	QUALCOMM, Inc. 06/15/2018 at USD 70.00, American Style (a) Notional Amount: USD 61,425 Exchange Traded	3,443

		15,043

	Software — 0.0% (g)
75	VMware, Inc. 03/16/2018 at USD 140.00, American Style (a) Notional Amount: USD 928,425 Exchange Traded	26,250

	Total Call Options Purchased	1,472,232

	Put Options Purchased — 0.4%
	Automobiles — 0.0% (g)
25	Tesla, Inc. 01/18/2019 at USD 260.00, American Style (a) Notional Amount: USD 885,775 Exchange Traded	48,062
	Banks — 0.1%
274	TCF Financial Corp. 07/20/2018 at USD 22.50, American Style (a) Notional Amount: USD 587,730 Exchange Traded	61,650
	Exchange Traded Funds — 0.2%
132	Guggenheim CurrencyShares Euro Trust 03/16/2018 at USD 114.00, American Style (a) Notional Amount: USD 1,578,456 Exchange Traded	1,056
350	Guggenheim CurrencyShares Euro Trust 01/18/2019 at USD 114.00, American Style (a) Notional Amount: USD 4,185,300 Exchange Traded	35,000
150	Guggenheim CurrencyShares Euro Trust 01/18/2019 at USD 120.00, American Style (a) Notional Amount: USD 1,793,700 Exchange Traded	43,575
300	iShares iBoxx $ High Yield Corporate Bond ETF 02/23/2018 at USD 86.00, American Style (a) Notional Amount: USD 2,619,000 Exchange Traded	8,100
98	iShares iBoxx $ High Yield Corporate Bond ETF 03/16/2018 at USD 84.00, American Style (a) Notional Amount: USD 855,540 Exchange Traded	3,283

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE
Options Purchased — continued
	Put Options Purchased — continued
	Exchange Traded Funds — continued
74	iShares iBoxx $ High Yield Corporate Bond ETF 03/16/2018 at USD 85.00, American Style (a) Notional Amount: USD 646,020 Exchange Traded	3,256
16	iShares iBoxx $ High Yield Corporate Bond ETF 03/16/2018 at USD 86.00, American Style (a) Notional Amount: USD 139,680 Exchange Traded	1,000
10	iShares iBoxx $ High Yield Corporate Bond ETF 03/16/2018 at USD 87.00, American Style (a) Notional Amount: USD 87,300 Exchange Traded	1,020
100	iShares MSCI EAFE ETF 03/16/2018 at USD 70.00, American Style (a) Notional Amount: USD 738,400 Exchange Traded	3,900
175	iShares Russell 2000 ETF 02/09/2018 at USD 157.00, American Style (a) Notional Amount: USD 2,736,300 Exchange Traded	29,050
57	iShares Russell 2000 ETF 03/16/2018 at USD 155.00, American Style (a) Notional Amount: USD 891,252 Exchange Traded	14,820
103	PowerShares QQQ Trust 02/16/2018 at USD 166.00, American Style (a) Notional Amount: USD 1,744,820 Exchange Traded	15,501
75	PowerShares QQQ Trust 03/16/2018 at USD 160.00, American Style (a) Notional Amount: USD 1,270,500 Exchange Traded	11,363
383	SPDR EURO STOXX 50 ETF 05/18/2018 at USD 42.00, American Style (a) Notional Amount: USD 1,667,582 Exchange Traded	32,746
159	Utilities Select Sector SPDR Fund 03/16/2018 at USD 49.00, American Style (a) Notional Amount: USD 811,536 Exchange Traded	6,281

		209,951

	Independent Power and Renewable Electricity Producers — 0.0% (g)
24	Dynegy, Inc. 03/16/2018 at USD 11.00, American Style (a) Notional Amount: USD 30,048 Exchange Traded	840

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE
Options Purchased — continued
	Put Options Purchased — continued
	Independent Power and Renewable Electricity Producers — continued
24	Dynegy, Inc. 06/15/2018 at USD 10.00, American Style (a) Notional Amount: USD 30,048 Exchange Traded	840
5	Dynegy, Inc. 09/21/2018 at USD 10.00, American Style (a) Notional Amount: USD 6,260 Exchange Traded	200

		1,880

	Index Funds — 0.1%
EUR 17	DAX Index 03/16/2018 at EUR 13,000.00, European Style (a) Notional Amount: EUR 1,121,106 Exchange Traded	20,373
EUR 68	EURO STOXX 50 Index 03/16/2018 at EUR 3,500.00, European Style (a) Notional Amount: EUR 2,454,317 Exchange Traded	31,693
EUR 35	FTSE MIB Index 03/16/2018 at EUR 22,500.00, European Style (a) Notional Amount: EUR 2,056,868 Exchange Traded	34,546
EUR 68	STOXX Europe 600 Equity Index 03/16/2018 at EUR 275.00, European Style (a) Notional Amount: EUR 1,344,564 Exchange Traded	18,574
14	S&P 500 Index 02/16/2018 at USD 2,775.00, European Style (a) Notional Amount: USD 3,953,334 Exchange Traded	17,990
9	S&P 500 Index 03/16/2018 at USD 2,700.00, European Style (a) Notional Amount: USD 2,541,429 Exchange Traded	13,995
16	S&P 500 Index 03/16/2018 at USD 2,750.00, European Style (a) Notional Amount: USD 4,518,096 Exchange Traded	37,200

		174,371

	Machinery — 0.0% (g)
5	Rexnord Corp. 02/16/2018 at USD 20.00, American Style (a) Notional Amount: USD 14,055 Exchange Traded	12
	Multi-Utilities — 0.0% (g)
19	Dominion Energy, Inc. 02/16/2018 at USD 70.00, American Style (a) Notional Amount: USD 145,236 Exchange Traded	48

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE
Options Purchased — continued
	Put Options Purchased — continued
	Multi-Utilities — continued
25	Dominion Energy, Inc. 04/20/2018 at USD 70.00, American Style (a) Notional Amount: USD 191,100 Exchange Traded	1,250

		1,298

	Software — 0.0% (g)
30	VMware, Inc. 2 03/16/2018 at USD 130.00, American Style (a) Notional Amount: USD 371,370 Exchange Traded	35,700

	Total Put Options Purchased	532,924

	Total Options Purchased (Cost $1,572,844)	2,005,156

SHARES
Short-Term Investments — 15.6%
	U.S. Treasury Obligation — 8.2%
	U.S. Treasury Bills,
13,000,000	1.46%, 05/03/2018 (Cost $12,952,598)	12,952,598

SHARES
	Investment Company — 7.4%
11,627,509	JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class Shares, 1.19% (b) (l) (Cost $11,627,509)	11,627,509

	Total Short-Term Investments (Cost $24,580,354)	24,580,107

	Total Investments, Before Short Positions— 78.3% (Cost $110,744,075)	123,632,627

	Other Assets in Excess of Liabilities — 21.7%	34,393,539

	NET ASSETS — 100.0%	$158,026,166

Short Positions — 20.5%
Common Stocks — 10.8%
	Consumer Discretionary — 1.7%
	Automobiles — 0.5%
14,800	Suzuki Motor Corp., (Japan)	850,039

	Hotels, Restaurants & Leisure — 0.5%
58,808	Del Taco Restaurants, Inc. (a)	745,097

	Media — 0.7%
16,887	Hemisphere Media Group, Inc. (a)	180,691
7,776	Live Nation Entertainment, Inc. (a)	350,387

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Media — continued
22,304	New York Times Co. (The), Class A	518,568

		1,049,646

	Total Consumer Discretionary	2,644,782

	Consumer Staples — 0.3%
	Food Products — 0.3%
7,251	Hostess Brands, Inc. (a)	100,064
25,758	Simply Good Foods Co. (The) (a)	350,309

	Total Consumer Staples	450,373

	Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
5,527	Golar LNG Ltd., (Bermuda)	150,832
11,820	Teekay Corp., (Bermuda)	96,451

	Total Energy	247,283

	Financials — 2.0%
	Banks — 1.4%
7,965	TCF Financial Corp.	170,849
38,836	Zions Bancorp	2,098,309

		2,269,158

	Capital Markets — 0.6%
19,800	SBI Holdings, Inc., (Japan)	481,344
3,569	Virtus Investment Partners, Inc.	456,832

		938,176

	Total Financials	3,207,334

	Health Care — 0.4%
	Biotechnology — 0.0% (g)
6,098	BioTime, Inc. (a)	17,745

	Health Care Equipment & Supplies — 0.4%
12,003	Terumo Corp., (Japan)	587,483

	Total Health Care	605,228

	Industrials — 0.3%
	Professional Services — 0.1%
2,673	51job, Inc., (China), ADR (a)	187,350

	Road & Rail — 0.1%
8,776	Daseke, Inc. (a)	118,476

	Trading Companies & Distributors — 0.1%
2,830	Kaman Corp.	177,441
6,925	Nexeo Solutions, Inc. (a)	65,303

		242,744

	Total Industrials	548,570

	Information Technology — 4.0%
	Communications Equipment — 0.2%
3,740	InterDigital, Inc.	291,907

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Electronic Equipment, Instruments & Components — 0.2%
979	Belden, Inc.	82,990
5,520	MTS Systems Corp.	286,212

		369,202

	Internet Software & Services — 2.7%
18,625	Alibaba Group Holding Ltd., (China), ADR (a)	3,804,901
4,610	Tencent Holdings Ltd., (China), ADR	272,774
1,465	Weibo Corp., (China), ADR (a)	189,820

		4,267,495

	Software — 0.9%
11,710	VMware, Inc., Class A (a)	1,449,581

	Total Information Technology	6,378,185

	Materials — 0.7%
	Chemicals — 0.5%
39,375	AgroFresh Solutions, Inc. (a)	296,887
19,781	Rayonier Advanced Materials, Inc.	374,257

		671,144

	Metals & Mining — 0.2%
23,294	Cleveland-Cliffs, Inc. (a)	159,564
11,545	First Majestic Silver Corp., (Canada) (a)	70,656
2,555	Southern Copper Corp., (Peru)	124,045

		354,265

	Total Materials	1,025,409

	Real Estate — 0.2%
	Equity Real Estate Investment Trusts (REITs) — 0.1%
9,450	Invitation Homes, Inc.	212,531

	Real Estate Management & Development — 0.1%
7,787	Williams Scotsman Corp. (a)	96,169

	Total Real Estate	308,700

	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.4%
18,341	AT&T, Inc.	686,870

	Utilities — 0.6%
	Independent Power and Renewable Electricity Producers — 0.3%
38,699	Dynegy, Inc. (a)	484,512

	Multi-Utilities — 0.3%
4,884	Dominion Energy, Inc.	373,333
1,068	Sempra Energy	114,297

		487,630

	Total Utilities	972,142

	Total Common Stocks (Proceeds $15,478,407)	17,074,876

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Exchange-Traded Funds — 9.6%
	Fixed Income — 0.6%
7,892	CurrencyShares Euro Trust (a)	943,725

	International Equity — 1.3%
24,084	Direxion Daily Gold Miners Index Bear 3X Shares (a)	522,623
13,036	Direxion Daily Gold Miners Index Bull 3X Shares (a)	422,236
14,182	iShares MSCI EAFE ETF	1,047,199

	Total International Equity	1,992,058

	U.S. Equity — 7.7%
43,320	SPDR S&P 500 ETF Trust	12,211,908

	Total Exchange-Traded Funds (Proceeds $14,189,966)	15,147,691

PRINCIPAL AMOUNT
Short Positions — 0.1%
Corporate Bonds — 0.1%
	Materials — 0.1%
	Metals & Mining — 0.1%
144,000	Cleveland-Cliffs, Inc., 5.75%, 03/01/2025 (e)	142,020

	(Proceeds $138,336)
	Total Securities Sold Short (Proceeds $29,806,709)	32,364,587

Percentages indicated are based on net assets.

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Futures contracts outstanding as of January 31, 2018:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Brent Crude Oil	13	02/2018	USD	895,570	5,822
CAC 40 10 Euro Index	5	02/2018	EUR	340,169	(1,537)
Hang Seng Index	1	02/2018	HKD	209,476	36
NY Harbor ULSD	6	02/2018	USD	520,733	7,039
RBOB Gasoline	6	02/2018	USD	477,212	16,552
WTI Crude Oil	6	02/2018	USD	388,380	13,427
Australia 10 Year Bond	2	03/2018	AUD	205,627	(1,043)
DAX Index	2	03/2018	EUR	819,085	(364)
EURO STOXX 50 Index	13	03/2018	EUR	581,186	1,430
Euro-Bund	3	03/2018	EUR	591,549	(6,557)
FTSE 100 Index	6	03/2018	GBP	636,223	(13,976)
LME Aluminum Base Metal	9	03/2018	USD	498,094	29,857
LME Copper Base Metal	6	03/2018	USD	1,065,488	35,288
LME Zinc Base Metal	6	03/2018	USD	532,425	60,073
Long Gilt	10	03/2018	GBP	1,734,205	(34,719)
Low Sulphur Gasoil	8	03/2018	USD	490,000	7,639
NASDAQ 100 E-Mini Index	3	03/2018	USD	417,750	13,729
Nikkei 225 Index	2	03/2018	JPY	425,054	8,070
Russell 2000 E-Mini Index	6	03/2018	USD	472,800	669
S&P 500 E-Mini Index	6	03/2018	USD	847,740	32,763
S&P 500 E-Mini Index	15	03/2018	USD	2,119,350	128,851
TOPIX Index	3	03/2018	JPY	507,939	15,122
100 oz Gold	5	04/2018	USD	671,550	319
Cotton No. 2	1	05/2018	USD	39,180	(2,093)
3 Month Euro Euribor	69	06/2019	EUR	21,429,587	(15,928)
3 Month Sterling	54	06/2019	GBP	9,478,563	(16,292)

					284,177

Short Contracts
Amsterdam Exchange Index	(1)	02/2018	EUR	(138,670)	813
CAC 40 10 Euro Index	(4)	02/2018	EUR	(272,135)	1,043
Natural Gas	(8)	02/2018	USD	(239,600)	(16,357)
Cocoa	(5)	03/2018	GBP	(99,319)	9,967
Corn	(9)	03/2018	USD	(162,675)	(949)
DJIA CBOT E-Mini Index	(1)	03/2018	USD	(130,680)	298
EURO STOXX 50 Index	(209)	03/2018	EUR	(9,343,675)	(60,259)
KC HRW Wheat	(2)	03/2018	USD	(46,725)	(3,393)
LME Aluminum Base Metal	(1)	03/2018	USD	(55,344)	(5,065)
LME Copper Base Metal	(3)	03/2018	USD	(532,744)	(14,933)
LME Zinc Base Metal	(1)	03/2018	USD	(88,737)	(11,515)
U.S. Treasury 10 Year Note	(6)	03/2018	USD	(729,563)	2,070
Wheat	(7)	03/2018	USD	(158,113)	(4,568)
Sugar No. 11	(4)	04/2018	USD	(59,898)	1,322
Coffee ‘C’	(4)	05/2018	USD	(186,300)	4,583
3 Month Eurodollar	(138)	06/2019	USD	(33,618,525)	109,924

					12,981

					297,158

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Forward foreign currency exchange contracts outstanding as of January 31, 2018:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
MXN	402,000	USD	21,175	Morgan Stanley	02/28/2018	339
CHF	70,437	USD	72,607	Morgan Stanley	03/21/2018	3,344
EUR	107,852	USD	127,899	Morgan Stanley	03/21/2018	6,414
GBP	22,281	USD	31,610	Morgan Stanley	03/21/2018	83
AUD	3,342,000	USD	2,640,210	Morgan Stanley	03/23/2018	52,339
CAD	2,922,000	USD	2,319,535	Morgan Stanley	03/23/2018	57,405
CHF	1,181,000	USD	1,248,136	Morgan Stanley	03/23/2018	25,554
EUR	2,705,000	USD	3,235,934	Morgan Stanley	03/23/2018	133,215
GBP	1,802,000	USD	2,434,457	Morgan Stanley	03/23/2018	128,929
JPY	206,564,000	USD	1,863,433	Morgan Stanley	03/23/2018	33,883
MXN	561,000	USD	28,926	Morgan Stanley	03/23/2018	981
NZD	1,408,000	USD	1,029,461	Morgan Stanley	03/23/2018	7,626
USD	188,539	EUR	151,000	Morgan Stanley	03/23/2018	465
USD	54,198	GBP	38,000	Morgan Stanley	03/23/2018	142
USD	964,142	JPY	104,576,000	Morgan Stanley	03/23/2018	3,598
USD	53	MXN	1,000	Morgan Stanley	03/23/2018	–

Total unrealized appreciation						454,317

USD	185,049	CHF	180,756	Deutsche Bank AG	02/16/2018	(9,352)
USD	5,105,670	EUR	4,259,426	Deutsche Bank AG	02/16/2018	(187,088)
USD	4,106,583	GBP	3,035,000	Deutsche Bank AG	02/16/2018	(204,801)
USD	606,318	SEK	4,957,000	Deutsche Bank AG	02/16/2018	(23,302)
USD	529,131	MXN	10,086,000	Morgan Stanley	02/28/2018	(10,630)
USD	132,470	EUR	111,600	Morgan Stanley	03/15/2018	(6,447)
USD	305,243	CHF	298,733	Morgan Stanley	03/21/2018	(16,879)
USD	908,316	EUR	763,439	Morgan Stanley	03/21/2018	(42,423)
USD	225,413	GBP	166,851	Morgan Stanley	03/21/2018	(11,916)
AUD	1,086,000	USD	878,051	Morgan Stanley	03/23/2018	(3,094)
JPY	217,525,000	USD	2,003,206	Morgan Stanley	03/23/2018	(5,212)
MXN	569,000	USD	30,460	Morgan Stanley	03/23/2018	(126)
NZD	259,000	USD	190,785	Morgan Stanley	03/23/2018	(14)
USD	1,449,712	AUD	1,894,000	Morgan Stanley	03/23/2018	(76,228)
USD	1,257,093	CAD	1,603,000	Morgan Stanley	03/23/2018	(46,890)
USD	1,259,072	CHF	1,236,000	Morgan Stanley	03/23/2018	(73,932)
USD	1,221,433	EUR	1,008,000	Morgan Stanley	03/23/2018	(34,057)
USD	730,057	GBP	535,000	Morgan Stanley	03/23/2018	(30,996)
USD	2,419,900	JPY	271,592,000	Morgan Stanley	03/23/2018	(74,706)
USD	538,443	MXN	10,593,000	Morgan Stanley	03/23/2018	(26,268)
USD	782,136	NZD	1,120,000	Morgan Stanley	03/23/2018	(42,819)
USD	126,364	CAD	162,000	Morgan Stanley	03/28/2018	(5,426)
USD	122,390	CHF	119,000	Morgan Stanley	03/28/2018	(6,007)
USD	430,123	DKK	2,702,000	Morgan Stanley	03/28/2018	(22,327)
USD	1,481,520	EUR	1,239,000	Morgan Stanley	03/28/2018	(62,269)
USD	380,847	GBP	281,000	Morgan Stanley	03/28/2018	(18,972)
USD	45,438	SGD	61,000	Morgan Stanley	03/28/2018	(1,115)

Total unrealized depreciation						(1,043,296)

Net unrealized depreciation						(588,979)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Written Call Options Contracts as of January 31, 2018:
Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
AT&T, Inc., American Style	Exchange Traded	71	USD	265,895	USD	41.00	07/20/2018	(5,467)
DISH Network Corp., American Style	Exchange Traded	69	USD	323,610	USD	60.00	06/15/2018	(8,280)
S&P 500 Index, European Style	Exchange Traded	10	USD	2,823,810	USD	2,670.00	03/16/2018	(167,750)
S&P 500 Index, European Style	Exchange Traded	16	USD	4,518,096	USD	2,900.00	03/16/2018	(20,400)
S&P 500 Index, European Style	Exchange Traded	5	USD	1,411,905	USD	2,925.00	05/18/2018	(13,325)
Time Warner, Inc., American Style	Exchange Traded	57	USD	543,495	USD	100.00	03/16/2018	(5,130)
Time Warner, Inc., American Style	Exchange Traded	74	USD	705,590	USD	105.00	07/20/2018	(12,950)
Time Warner, Inc., American Style	Exchange Traded	74	USD	705,590	USD	105.00	08/17/2018	(13,875)

								(247,177)

Written Put Options Contracts as of January 31, 2018:

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
DAX Index, European Style	Exchange Traded	17	EUR	1,121,106	EUR	12,500.00	03/16/2018	(9,075)
EURO STOXX 50 Index, European Style	Exchange Traded	68	EUR	2,454,317	EUR	3,350.00	03/16/2018	(13,279)
FTSE MIB Index, European Style	Exchange Traded	35	EUR	2,056,868	EUR	21,500.00	03/16/2018	(15,861)
iShares iBoxx $ High Yield Corporate Bond ETF, American Style	Exchange Traded	74	USD	646,020	USD	80.00	03/16/2018	(740)
iShares iBoxx $ High Yield Corporate Bond ETF, American Style	Exchange Traded	10	USD	87,300	USD	84.00	03/16/2018	(335)
iShares Russell 2000 ETF, American Style	Exchange Traded	57	USD	891,252	USD	148.00	03/16/2018	(6,184)
PowerShares QQQ Trust, American Style	Exchange Traded	75	USD	1,270,500	USD	150.00	03/16/2018	(4,050)
S&P 500 Index, European Style	Exchange Traded	14	USD	3,953,334	USD	2,700.00	02/16/2018	(6,510)
S&P 500 Index, European Style	Exchange Traded	9	USD	2,541,429	USD	2,600.00	03/16/2018	(6,795)
S&P 500 Index, European Style	Exchange Traded	5	USD	1,411,905	USD	2,725.00	05/18/2018	(21,850)
STOXX Europe 600 Equity Index, European Style	Exchange Traded	68	EUR	1,344,564	EUR	260.00	03/16/2018	(4,643)
Time Warner, Inc., American Style	Exchange Traded	74	USD	705,590	USD	85.00	06/15/2018	(11,470)
Time Warner, Inc., American Style	Exchange Traded	74	USD	705,590	USD	82.50	07/20/2018	(10,175)
Vivendi SA, American Style	Exchange Traded	212	EUR	503,924	EUR	19.00	09/21/2018	(14,354)

								(125,321)

Total Written Options Contracts (Premiums Paid ($244,248))								(372,498)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

(Amounts in U.S. Dollars, unless otherwise noted)

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Centrally Cleared Credit default swap contracts outstanding—buy protection(1) as of January 31, 2018:
Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)(3)	Notional Amount(4)	Upfront Payments (Receipts) ($)(5)	Unrealized Appreciation (Depreciation) ($)	Value ($)
J.C.Penney Co., Inc., 6.38%, 10/15/2036	5.00	Quarterly	06/20/2022	8.61	USD 110,000	11,457	959	12,416
Sears Roebuck Acceptance Corp., 6.50%, 12/01/2028	5.00	Quarterly	06/20/2019	34.71	USD 140,000	37,969	1,995	39,964
Sears Roebuck Acceptance Corp., 6.50%, 12/01/2028	5.00	Quarterly	06/20/2019	34.71	USD 130,000	38,419	(1,310)	37,109

						87,845	1,644	89,489

CDX.NA.IG.29-V1	1.00	Quarterly	12/20/2022	4.40	USD 268,000	(5,362)	(1,414)	(6,776)

						82,483	230	82,713

Over the Counter (“OTC”) Credit default swap contracts outstanding—sell protection(2) as of January 31, 2018:

Reference Obligation/Index	Financing Rate Received by the Fund (%)	Frequency of Payments Made/Received	Counterparty	Maturity Date	Implied Credit Spread (%)(3)	Notional Amount(4)		Upfront Payments (Receipts) ($)(5)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.HY.27-V2	5.00	Quarterly	Morgan Stanley	12/20/2021	20.20	USD	2,067,700	(790,461)	19,346	(771,115)
CDX.NA.HY.27-V2	5.00	Quarterly	Morgan Stanley	12/20/2021	20.20	USD	950,667	(324,488)	(30,048)	(354,536)

								(1,114,949)	(10,702)	(1,125,651)

(1)	—	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(2)	—	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(3)	—	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(4)	—	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(5)	—	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

(Amounts in U.S. Dollars, unless otherwise noted)

AS OF JANUARY 31, 2018 (Unaudited) (continued)

OTC Total return swap contracts outstanding as of January 31, 2018:

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount		Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Media Gen, Inc., CVR (bb)	Total appreciation of the position at maturity	Total depreciation of the position at maturity	At Termination	Deutsche Bank AG	11/16/2018	USD	1,906	—	93	93

								—	93	93

iBoxx USD Liquid High Yield Index	Increases in total return of index	3 months USD LIBOR and decreases in total return of index	Quarterly	Morgan Stanley	03/20/2018	USD	1,630,000	2,184	(6,699)	(4,515)

								2,184	(6,606)	(4,422)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Total Return Basket Swaps Outstanding at January 31, 2018

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)		VALUE
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one day FEDEF on short positions, plus or minus a specified spread (rates range from (105.42)% to (0.35)%), which is denominated in USD based on the local currencies of the positions within the swaps.	03/08/2019	$(4,566,806)	$(105,300)	$(63,585)		$(168,885)

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Exchange Traded Fund
Equity Funds
PowerShares QQQ Trust		(2,450)	(415,030)	(13,181)	0.0	(g)

Common Stocks
Consumer Discretionary
Media
Omnicom Group, Inc.		(8,983)	(688,547)	(20,930)	0.0	(g)

Health Care
Biotechnology
Exact Sciences Corp. (a)		(8,783)	(436,603)	(6,890)	0.0	(g)

Health Care Providers & Services
Henry Schein, Inc. (a)		(2,700)	(204,336)	972	0.0	(g)

Total Health Care		(11,483)	(640,939)	(5,918)	0.0	(g)

Industrials
Commercial Services & Supplies
Deluxe Corp.		(2,824)	(209,738)	3,288	0.0	(g)

Information Technology
Communications Equipment
CommScope Holding Co., Inc. (a)		(4,290)	(165,723)	(386)	0.0	(g)
InterDigital, Inc.		(3,330)	(259,906)	4,496	0.0	(g)

		(7,620)	(425,629)	4,110	0.0	(g)

Electronic Equipment, Instruments & Components
Knowles Corp. (a)		(14,101)	(214,899)	14,806	0.0	(g)

Internet Software & Services
ANGI Homeservices, Inc. (a)		(26,024)	(347,681)	(14,573)	0.0	(g)
Match Group, Inc. (a)		(6,437)	(224,909)	(22,787)	0.0	(g)
Shopify, Inc. (a)		(2,900)	(370,968)	(46,400)	0.0	(g)

		(35,361)	(943,558)	(83,760)	0.0	(g)

Semiconductors & Semiconductor Equipment
Himax Technologies, Inc.		(16,300)	(139,039)	21,261	0.0	(g)

Software
Appian Corp. (a)		(2,900)	(89,900)	19,401	0.0	(g)
Ellie Mae, Inc. (a)		(1,300)	(121,550)	1,404	0.0	(g)

		(4,200)	(211,450)	20,805	0.0	(g)

Technology Hardware, Storage & Peripherals
Logitech International SA (Registered)		(5,362)	(226,813)	(35,121)	0.0	(g)

Total Information Technology		(82,944)	(2,161,388)	(57,899)	0.0	(g)

Real Estate
Real Estate Management & Development
Realogy Holdings Corp.		(16,400)	(451,164)	(10,660)	0.0	(g)

Total Common Stocks		(122,634)	(4,151,776)	(92,119)	(0.0	) (g)

Total Short Positions of Total Return Basket Swap		(125,084)	(4,566,806)	(105,300)	(0.0	) (g)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)		VALUE

Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one day COF on long positions plus or minus a specified spread of 2.00% which is denominated in ILS based on the local currencies of the positions within the swaps.	01/23/2020	$130,540	$(1,321)	$(61)		$(1,382)

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Telecommunication Services
Diversified Telecommunication Services
Bezeq The Israeli Telecommunication Corp. Ltd.		79,200	130,540	(1,321)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)		VALUE
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month EURIBOR on long positions and one day EONIA on short positions respectively, plus or minus a specified spread (rates range from (0.52) % to 0.90%), which is denominated in EUR based on the local currencies of the positions within the swaps.	03/11/2019	$(89,182)	$2,332	$(9,886)		$(7,554)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Information Technology
IT Services
Wirecard AG	1,024	127,671	(5,820)	0.0	(g)

Short Positions
Common Stocks
Consumer Discretionary
Media
SES SA	(2,677)	(41,775)	3,809	0.0	(g)

Consumer Staples
Food & Staples Retailing
Koninklijke Ahold Delhaize NV	(7,837)	(175,078)	4,343	0.0	(g)

Total Common Stocks	(10,514)	(216,853)	8,152	0.0	(g)

Total Short Positions of Total Return Basket Swap	(10,514)	(216,853)	8,152	0.0	(g)

Total of Long and Short Positions of Total Return Basket Swaps	(9,490)	(89,182)	2,332	0.0	(g)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one week CIBOR on short positions, plus or minus a specified spread of (0.50)%, which is denominated in DKK based on the local currencies of the positions within the swaps.	05/29/2019	$(131,155)	$8,203	$(6,329)	$1,874

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Short Positions
Common Stocks
Consumer Discretionary
Textiles, Apparel & Luxury Goods
Pandora A/S		(1,384)	(131,155)	8,203	0.0 (g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Deutsche Bank AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one week LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.45)% to 0.45%), which is denominated in GBP based on the local currencies of the positions within the swaps.	02/22/2018 -07/24/2018	$1,844,727	$(37,765)	$(570)	$(38,335)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Consumer Discretionary
Media
ITV plc	230,487	546,519	7,898	0.0	(g)

Specialty Retail
Sports Direct International plc (a)	33,969	179,461	(852)	0.0	(g)

Textiles, Apparel & Luxury Goods
Burberry Group plc	31,305	702,064	(8,985)	0.0	(g)

Total Consumer Discretionary	295,761	1,428,044	(1,939)	0.0	(g)

Financials
Banks
Barclays plc	201,975	574,399	(25,428)	0.0	(g)

Insurance
Admiral Group plc	5,732	150,528	(1,282)	0.0	(g)
RSA Insurance Group plc	81,121	713,807	392	0.0	(g)

	86,853	864,335	(890)	0.0	(g)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions (continued)
Common Stocks (continued)
Financials (continued)

Total Financials		288,828	1,438,734	(26,318)	0.0	(g)

Health Care
Health Care Equipment & Supplies
Smith & Nephew plc		3,712	66,792	1,649	0.0	(g)

Industrials
Industrial Conglomerates
Smiths Group plc		32,590	740,121	(29,779)	0.0	(g)

Total Common Stocks		620,891	3,673,691	(56,387)	0.0	(g)

Total Long Positions of Total Return Basket Swap		620,891	3,673,691	(56,387)	0.0	(g)

Short Positions
Common Stocks
Consumer Discretionary
Multiline Retail
Marks & Spencer Group plc		(249,645)	(1,067,554)	22,362	0.0	(g)

Specialty Retail
JD Sports Fashion plc		(31,540)	(163,992)	2,142	0.0	(g)

Total Consumer Discretionary		(281,185)	(1,231,546)	24,504	0.0	(g)

Health Care
Pharmaceuticals
GlaxoSmithKline plc		(11,401)	(212,219)	7,164	0.0	(g)

Industrials
Trading Companies & Distributors
Bunzl plc		(13,168)	(385,199)	(13,046)	0.0	(g)

Total Common Stocks		(305,754)	(1,828,964)	18,622	0.0	(g)

Total Short Positions of Total Return Basket Swap		(305,754)	(1,828,964)	18,622	0.0	(g)

Total of Long and Short Positions of Total Return Basket Swaps		315,137	1,844,727	(37,765)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)		VALUE
Deutsche Bank AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one week LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.45)% to 0.45%), which is denominated in EUR based on the local currencies of the positions within the swaps.	02/22/2018 - 07/24/2018	$2,211,133	$(5,181)	$(911)		$(6,092)

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Consumer Discretionary
Media
JCDecaux SA		2,613	113,045	(5,350)	0.0	(g)
Publicis Groupe SA		4,062	280,715	(11,344)	0.0	(g)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions (continued)
Common Stocks (continued)
Consumer Discretionary (continued)

Total Consumer Discretionary	6,675	393,760	(16,694)	0.0	(g)

Consumer Staples
Food Products
Danone SA	16,923	1,456,503	(26,649)	0.0	(g)

Financials
Banks
BNP Paribas SA	14,708	1,214,790	(18,693)	0.0	(g)
Societe Generale SA	16,695	970,273	16,778	0.0	(g)

	31,403	2,185,063	(1,915)	0.0	(g)

Capital Markets
Anima Holding SpA	79,131	663,918	14,025	0.0	(g)

Total Financials	110,534	2,848,981	12,110	0.0	(g)

Industrials
Airlines
Ryanair Holdings plc (a)	59,808	1,237,837	12,461	0.0	(g)

Telecommunication Services
Diversified Telecommunication Services
Iliad SA	4,185	1,082,774	(13,570)	0.0	(g)

Total Common Stocks	198,125	7,019,855	(32,342)	0.0	(g)

Total Long Positions of Total Return Basket Swap	198,125	7,019,855	(32,342)	0.0	(g)

Short Positions
Common Stocks
Consumer Discretionary
Textiles, Apparel & Luxury Goods
adidas AG	(2,948)	(685,043)	(15,842)	0.0	(g)
Kering	(1,001)	(507,053)	1,597	0.0	(g)
LVMH Moet Hennessy Louis Vuitton SE	(2,369)	(742,092)	(27,348)	0.0	(g)

Total Consumer Discretionary	(6,318)	(1,934,188)	(41,593)	0.0	(g)

Consumer Staples
Food & Staples Retailing
Koninklijke Ahold Delhaize NV	(20,655)	(461,433)	24,406	0.0	(g)

Personal Products
Unilever NV - CVA	(11,073)	(639,157)	5,691	0.0	(g)

Total Consumer Staples	(31,728)	(1,100,590)	30,097	0.0	(g)

Energy
Oil, Gas & Consumable Fuels
Eni SpA	(19,055)	(343,032)	10,397	0.0	(g)

Industrials
Airlines
Deutsche Lufthansa AG (Registered)	(13,941)	(498,012)	5,206	0.0	(g)

Telecommunication Services
Diversified Telecommunication Services
Deutsche Telekom AG (Registered)	(22,080)	(387,284)	16,645	0.0	(g)
Orange SA	(21,556)	(389,510)	5,623	0.0	(g)

Total Telecommunication Services	(43,636)	(776,794)	22,268	0.0	(g)

Utilities
Electric Utilities
Electricite de France SA	(11,353)	(156,106)	786	0.0	(g)

Total Common Stocks	(126,031)	(4,808,722)	27,161	0.0	(g)

Total Short Positions of Total Return Basket Swap	(126,031)	(4,808,722)	27,161	0.0	(g)

Total of Long and Short Positions of Total Return Basket Swaps	72,094	2,211,133	(5,181)	0.0	(g)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)		VALUE

Deutsche Bank AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one week LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.45)% to 0.45%), which is denominated in CHF based on the local currencies of the positions within the swaps.	02/22/2018 - 07/24/2018	$2,647,462	$(114,164)	$(658)		$(114,822)

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Consumer Staples
Food Products
Nestle SA (Registered)		16,388	1,415,628	(37,762)	0.0	(g)

Materials
Construction Materials
LafargeHolcim Ltd. (Registered) (a)		30,147	1,844,545	(88,460)	(0.0	) (g)

Total Common Stocks		46,535	3,260,173	(126,222)	(0.0	) (g)

Total Long Positions of Total Return Basket Swap		46,535	3,260,173	(126,222)	(0.0	) (g)

Short Positions
Common Stocks
Health Care
Pharmaceuticals
Roche Holding AG		(541)	(133,667)	3,357	0.0	(g)

Materials
Chemicals
Givaudan SA (Registered)		(199)	(479,044)	8,701	0.0	(g)

Total Common Stocks		(740)	(612,711)	12,058	0.0	(g)

Total Short Positions of Total Return Basket Swap		(740)	(612,711)	12,058	0.0	(g)

Total of Long and Short Positions of Total Return Basket Swaps		45,795	2,647,462	(114,164)	(0.0	) (g)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)		VALUE
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day SONIA on long positions and short positions respectively, plus or minus a specified spread (rates range from (1.68)% to 0.65%), which is denominated in GBP based on the local currencies of the positions within the swaps.	11/07/2018 - 09/02/2019	$2,746,008	$181,001	$10,862		$191,863

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Consumer Discretionary
Auto Components
GKN plc		98,290	589,949	(23,930)	0.0	(g)

Hotels, Restaurants & Leisure
Ladbrokes Coral Group plc		206,935	498,541	12,861	0.0	(g)

Media
Sky plc		100,195	1,506,919	176,887	0.0	(g)

Total Consumer Discretionary		405,420	2,595,409	165,818	0.0	(g)

Consumer Staples
Food & Staples Retailing
Booker Group plc		278,108	894,779	92,030	0.0	(g)

Real Estate
Equity Real Estate Investment Trusts (REITs)
Hammerson plc		23,856	167,105	(5,999)	0.0	(g)

Telecommunication Services
Wireless Telecommunication Services
Vodafone Group plc		165,166	526,522	2,828	0.0	(g)

Total Common Stocks		872,550	4,183,815	254,677	0.0	(g)

Total Long Positions of Total Return Basket Swap		872,550	4,183,815	254,677	0.0	(g)

Short Positions
Common Stocks
Consumer Discretionary
Hotels, Restaurants & Leisure
GVC Holdings plc		(29,178)	(384,041)	(788)	0.0	(g)

Consumer Staples
Food & Staples Retailing
Tesco plc		(239,747)	(712,789)	(85,708)	(0.1	) (g)

Industrials
Electrical Equipment
Melrose Industries plc		(56,067)	(180,184)	6,454	0.0	(g)

Real Estate
Equity Real Estate Investment Trusts (REITs)
Intu Properties plc		(50,223)	(160,793)	6,366	0.0	(g)

Total Common Stocks		(375,215)	(1,437,807)	(73,676)	(0.0	) (g)

Total Short Positions of Total Return Basket Swap		(375,215)	(1,437,807)	(73,676)	(0.0	) (g)

Total of Long and Short Positions of Total Return Basket Swaps		497,335	2,746,008	181,001	0.0	(g)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)		VALUE
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day FEDEF on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.35)% to 0.81%), which is denominated in USD based on the local currencies of the positions within the swaps.	08/08/2018 - 05/16/2019	$872,735	$82,146	$12,976		$95,122

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Closed-End Fund
Information Technology
Internet Software & Services
Altaba, Inc. (a)		18,398	1,469,632	176,900	0.0	(g)

Common Stocks
Consumer Discretionary
Household Durables
CalAtlantic Group, Inc.		1,192	66,907	5,313	0.0	(g)

Health Care
Health Care Providers & Services
Aetna, Inc.		1,746	326,188	3,167	0.0	(g)

Industrials
Aerospace & Defense
Rockwell Collins, Inc.		3,428	474,744	20,631	0.0	(g)

Utilities
Electric Utilities
FirstEnergy Corp.		13,960	459,284	(27,882)	0.0	(g)

Total Common Stocks		20,326	1,327,123	1,229	0.0	(g)

Total Long Positions of Total Return Basket Swap		38,724	2,796,755	178,129	0.0	(g)

Short Positions
Exchange Traded Fund
Equity Funds
Utilities Select Sector SPDR Fund		(3,223)	(164,502)	15,608	0.0	(g)

Common Stocks
Consumer Discretionary
Household Durables
Lennar Corp.		(91)	(4,608)	(188)	0.0	(g)
Lennar Corp.		(1,053)	(65,981)	(4,782)	0.0	(g)
Media
Walt Disney Co. (The)		(2,854)	(310,144)	3,638	0.0	(g)

Total Consumer Discretionary		(3,998)	(380,733)	(1,332)	0.0	(g)

Consumer Staples
Food & Staples Retailing
CVS Health Corp.		(1,463)	(115,124)	933	0.0	(g)

Industrials
Aerospace & Defense
United Technologies Corp.		(1,287)	(177,619)	(16,102)	0.0	(g)

Information Technology
Internet Software & Services
Alibaba Group Holding Ltd. (a)		(4,705)	(961,184)	(93,332)	(0. 0	)(g)

Telecommunication Services
Diversified Telecommunication Services
AT&T, Inc.		(3,334)	(124,858)	(1,758)	0.0	(g)

Total Common Stocks		(14,787)	(1,759,518)	(111,591)	(0.0	)(g)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions (continued)

Total Short Positions of Total Return Basket Swap		(18,010)	(1,924,020)	(95,983)	(0.0	) (g)

Total of Long and Short Positions of Total Return Basket Swaps		20,714	872,735	82,146	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)		VALUE
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day EONIA on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.40)% to 0.65%), which is denominated in EUR based on the local currencies of the positions within the swaps.	11/07/2018 - 09/02/2019	$2,169,371	$57,112	$644		$57,756

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Consumer Discretionary
Textiles, Apparel & Luxury Goods
Christian Dior SE		1,053	407,706	44,088	0.0	(g)

Health Care
Health Care Providers & Services
McKesson Europe AG		27,427	919,404	28,593	0.0	(g)

Materials
Chemicals
Akzo Nobel NV		6,312	590,757	(11,923)	0.0	(g)

Metals & Mining
thyssenkrupp AG		11,832	372,531	21,853	0.0	(g)

Total Materials		18,144	963,288	9,930	0.0	(g)

Utilities
Independent Power and Renewable Electricity Producers
EDP Renovaveis SA		29,584	258,947	5,843	0.0	(g)

Total Common Stocks		76,208	2,549,345	88,454	0.0	(g)

Total Long Positions of Total Return Basket Swap		76,208	2,549,345	88,454	0.0	(g)

Short Positions
Common Stocks
Consumer Discretionary
Textiles, Apparel & Luxury Goods
LVMH Moet Hennessy Louis Vuitton SE		(1,213)	(379,974)	(31,342)	0.0	(g)

Total of Long and Short Positions of Total Return Basket Swaps		74,995	2,169,371	57,112	0.0	(g)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)		VALUE
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month HIBOR on long positions, plus or minus a specified spread of 0.65%, which is denominated in HKD based on the local currencies of the positions within the swaps.	01/11/2019	$207,378	$(5,130)	$(299)		$(5,429)

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Industrials
Marine
Orient Overseas International Ltd.		22,070	207,378	(5,130)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)		VALUE
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one day RBACR on long positions, plus or minus a specified spread of 0.55%, which is denominated in AUD based on the local currencies of the positions within the swaps.	04/29/2019	$114,238	$7,756	$50		$7,806

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION)($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stocks
Consumer Discretionary
Hotels, Restaurants & Leisure
Tabcorp Holdings Ltd.		27,443	114,238	7,756	0.0	(g)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Morgan Stanley Capital Services	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one day FEDEF on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.35)% to 2.50%), which is denominated in USD based on the local currencies of the positions within the swaps.	08/01/2022	$456,235	$41,626	$(13,373)	$28,253

REFERENCE ENTITY		SHARES	NOTIONAL VALUE($) (1)	UNREALIZED APPRECIATION (DEPRECIATION)($) (2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Closed-End Fund
Information Technology
Internet Software & Services
Altaba, Inc. (a)		40,516	3,236,418	292,754	0.2 (g)

Short Positions
Common Stocks
Information Technology
Internet Software & Services
Alibaba Group Holding Ltd. (a)		(13,609)	(2,780,183)	(251,128)	(0.2) (g)

Total of Long and Short Positions of Total Return Basket Swaps		26,907	456,235	41,626	0.0 (g)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

The following reference rates, and their values as of period-end, are used for security descriptions:	Value
CIBOR	(0.40)%
CHF LIBOR	(0.81)%
COF	0.71%
EONIA	(0.36)%
EUR LIBOR	(0.42)%
EURIBOR	(0.37)%
FEDEF	1.50%
GBP LIBOR	0.49%
HIBOR	0.93%
RBACR	1.50%
SONIA	0.47%

Summary of total swap contracts outstanding as of January 31, 2018:
	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Total return swap contracts outstanding	2,184	93
OTC Total return basket swaps contracts outstanding	–	382,674

Total OTC swap contracts outstanding	2,184	382,767

Liabilities
OTC Credit default swap contracts outstanding —sell protection	(1,114,949)	(1,125,651)
OTC Total return swap contracts outstanding	–	(4,515)
OTC Total return basket swaps contracts outstanding	–	(342,499)

Total OTC swap contracts outstanding	(1,114,949)	(1,472,665)

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
Brent	—	Broom, Rannoch, Etieve, Ness, Tarbat
CAC	—	Continuous Assisted Quotation
CAD	—	Canadian Dollar
CBOT	—	Chicago Board of Trade
CDX	—	Credit Default Swap Index
CHF	—	Swiss Franc
CIBOR	—	Copenhagen Interbank Offered Rates
COF	—	Cost of Fund Index
CVA	—	Dutch Certification
CVR	—	Contingent Value Rights
DAX	—	Deutscher Aktien Index
DJIA	—	Dow Jones Industrial Average
DKK	—	Danish Krone
EAFE	—	Europe, Australasia, and Far East
EONIA	—	Euro Over Night Index Average
ETF	—	Exchange Traded Fund
ETN	—	Exchange Traded Note
EUR	—	Euro
EURIBOR	—	Euro Interbank Offered Rate
FEDEF	—	US Federal Fund Effective Rate (Continuous Series)
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
GNMA	—	Government National Mortgage Association
HIBOR	—	Hong Kong Interbank Offered Rate
HKD	—	Hong Kong Dollar
ICE	—	Intercontinental Exchange
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of January 31, 2018. The rate may be subject to a cap and floor.
ILS	—	Israeli Shekel
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
LIBOR	—	London Interbank Offered Rate
LME	—	London Metal Exchange
MLP	—	Master Limited Partnership
MSCI	—	Morgan Stanley Capital International
MXN	—	Mexican Peso
NASDAQ	—	National Assosiation of Securities Dealers Automated Quotation
NZD	—	New Zealand Dollar
RBACR	—	RBA Interbank Overnight Call Rate
RBOB	—	Reformulated gasoline blendstock for oxygen blending
REIT	—	Real Estate Investment Trust

JPMorgan Multi-Manager Alternatives Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
SONIA	—	Sterling Overnight Index Average
SPDR	—	Standard & Poor’s Depositary Receipts
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of January 31, 2018.
TOPIX	—	Tokyo Stock Price Index
ULSD	—	Ultra Low Sulfur Diesel
USD	—	United States Dollar
WTI	—	West Texas Intermediate

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of January 31, 2018.
(m)	—	All or a portion of this security is pledged for holdings of short sales, futures, swaps, options and/or forward foreign currency exchange contracts.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of January 31, 2018.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of January 31, 2018.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
^	—	All or a portion of the security is unsettled as of January 31, 2018. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(1)	—	Notional value represents market value, as of January 31, 2018, of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	—	Unrealized appreciation (depreciation) represents the unrealized gain(loss) of the positions subsequent to the swap reset.

JPMorgan Multi-Manager Alternatives Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P.Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

MMAC Holdings CS Ltd., (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on January 7, 2014 and is a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at January 31, 2018.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Multi-Manager Alternatives Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Consolidated Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$8,980,790	$3,589,680	$—	$12,570,470
Consumer Staples	687,302	711,612	—	1,398,914
Energy	128,101	—	—	128,101
Financials	1,251,911	2,065,461	—	3,317,372
Health Care	663,644	1,559,393	—	2,223,037
Industrials	3,745,972	3,328,592	—	7,074,564
Information Technology	13,454,350	441,339	—	13,895,689
Materials	3,369,523	2,110,675	—	5,480,198
Telecommunication Services	11,037	501,471	—	512,508
Utilities	806,195	—	—	806,195

Total Common Stocks	33,098,825	14,308,223	—	47,407,048

Convertible Preferred Stocks
Financials	539,986	298,963	—	838,949
Information Technology	110,950	331,988	—	442,938
Materials	—	424,434	—	424,434
Utilities	1,683,685	—	—	1,683,685

Total Convertible Preferred Stocks	2,334,621	1,055,385	—	3,390,006

Exchange-Traded Funds	1,639,112	—	—	1,639,112
Exchange Traded Notes	248,574	—	—	248,574
Closed End Funds	6,227,956	—	—	6,227,956
Debt Securities
Asset-Backed Securities	—	1,017,225	7,427,758	8,444,983
Collateralized Mortgage Obligations	—	5,208,279	—	5,208,279
Commercial Mortgage-Backed Securities	—	2,951,541	3,746,185	6,697,726
Convertible Bonds
Consumer Discretionary	—	1,712,042	—	1,712,042
Energy	—	613,769	—	613,769
Financials	—	711,807	—	711,807
Health Care	—	769,195	—	769,195
Industrials	—	537,833	—	537,833
Information Technology	—	563,336	—	563,336
Materials	—	538,196	—	538,196
Real Estate	—	367,978	—	367,978

Total Convertible Bonds	—	5,814,156	—	5,814,156

Corporate Bonds
Consumer Discretionary	—	2,207,040	34,750	2,241,790
Consumer Staples	—	386,487	—	386,487
Energy	—	1,030,657	—	1,030,657
Financials	—	140,075	—	140,075
Health Care	—	365,835	229,062	594,897
Industrials	—	890,122	—	890,122
Information Technology	—	1,110,482	135,246	1,245,728
Materials	—	1,018,676	—	1,018,676

JPMorgan Multi-Manager Alternatives Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Telecommunication Services	$—	$1,004,359	$—	$1,004,359
Utilities	—	155,219	—	155,219

Total Corporate Bonds	—	8,308,952	399,058	8,708,010

Foreign Government Securities	—	138,750	—	138,750
Loan Assignments
Consumer Discretionary	—	895,863	24,611	920,474
Energy	—	102,186	—	102,186
Financials	—	25,953	—	25,953
Health Care	—	42,072	—	42,072
Industrials	—	24,221	—	24,221
Information Technology	—	168,706	—	168,706
Materials	—	74,965	—	74,965
Real Estate	—	67,438	—	67,438
Telecommunication Services	—	337,304	—	337,304

Total Loan Assignments	—	1,738,708	24,611	1,763,319

Warrants
Consumer Discretionary	269,550	—	—	269,550
Consumer Staples	153,760	—	—	153,760
Financials	704,913	—	—	704,913
Health Care	9,115	—	—	9,115
Industrials	68,292	—	—	68,292
Information Technology	23,360	—	—	23,360
Materials	66,473	—	—	66,473
Real Estate	63,982	—	—	63,982

Total Warrants	1,359,445	—	—	1,359,445

Options Purchased
Call Options Purchased	1,382,062	90,170	—	1,472,232
Put Options Purchased	427,738	105,186	—	532,924

Total Options Purchased	1,809,800	195,356	—	2,005,156

Short-Term Investments
U.S. Treasury Obligations	—	12,952,598	—	12,952,598
Investment Companies	11,627,509	—	—	11,627,509

Total Short-Term Investments	11,627,509	12,952,598	—	24,580,107

Total Investments in Securities	$58,345,842	$53,689,173	$11,597,612	$123,632,627

Liabilities
Common Stocks
Consumer Discretionary	(1,794,743)	(850,039)	—	(2,644,782)
Consumer Staples	(450,373)	—	—	(450,373)
Energy	(247,283)	—	—	(247,283)
Financials	(2,725,990)	(481,344)	—	(3,207,334)
Health Care	(17,745)	(587,483)	—	(605,228)
Industrials	(548,570)	—	—	(548,570)
Information Technology	(6,378,185)	—	—	(6,378,185)
Materials	(1,025,409)	—	—	(1,025,409)
Real Estate	(308,700)	—	—	(308,700)
Telecommunication Services	(686,870)	—	—	(686,870)
Utilities	(972,142)	—	—	(972,142)

Total Common Stocks	$(15,156,010)	$(1,918,866)	$—	$(17,074,876)

Exchange Traded Funds	(15,147,691)	—	—	(15,147,691)
Debt Securities
Corporate Bonds
Materials	—	(142,020)	—	(142,020)

Total Liabilities for Securities Sold Short	$(30,303,701)	$(2,060,886)	$—	$(32,364,587)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$454,317	$—	$454,317
Futures Contracts	480,228	26,478	—	506,706

JPMorgan Multi-Manager Alternatives Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Swaps	—	402,476	93	402,569

Total Appreciation in Other Financial Instruments	$480,228	$883,271	$93	$1,363,592

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,043,296)	$—	$(1,043,296)
Futures Contracts	(134,948)	(74,600)	—	(209,548)
Options Written
Call Options Written	(247,177)	—	—	(247,177)
Put Options Written	(68,109)	(57,212)	—	(125,321)

Total Options Written	$(315,286)	$(57,212)	$—	$(372,498)

Swaps	—	(308,332)	—	(308,332)

Total Depreciation in Other Financial Instruments	$(450,234)	$(1,483,440)	$—	$(1,933,674)

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

Transfers from level 1 to level 2 in the amount of approximately $943,000 are due to the application of the fair value factors to certain securities during the period ended January 31, 2018.

There were no significant transfers among any other levels during the period ended January 31, 2018.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of October 31, 2017	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2018
Investments in Securities
Asset-Backed Securities	$9,538,830	$77,137	$(61,681)	$2,802	$2,214,535	$(4,343,865)	$—	$—	$7,427,758
Commercial Mortgage-Backed Securities	1,760,727	—	(29,667)	594	2,014,531	—	—	—	3,746,185
Corporate Bonds — Consumer Discretionary	—	—	2,053	1,697	—	—	31,000	—	34,750
Corporate Bonds — Health Care	—	—	(4,453)	2,265	—	—	231,250	—	229,062
Corporate Bonds — Information Technology	—	—	7,736	456	127,054	—	—	—	135,246
Loan Assignment — Consumer Discretionary	—	573	3,282	188	21,830	(1,262)	—	—	24,611

Total	$11,299,557	$77,710	$(82,730)	$8,002	$4,377,950	$(4,345,127)	$262,250	$—	$11,597,612

Purchases include all purchases of securities and securities received in corporate actions.

Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The change in net unrealized appreciation (depreciation) attributable to securities owned at January 31, 2018, which were valued using significant unobservable inputs (level 3) amounted to approximately $(5,564).

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at January 31, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$6,182,252	Discounted Cash Flow	Constant Prepayment Rate	22.00% (22.00%)
			Constant Default Rate	1.00% (1.00%)
			Yield (Discount Rate of Cash Flows)	7.08% (7.08%)
			Discount Margin	1.50% - 3.02% (2.25%)
Asset-Backed Securities	6,182,252
	3,746,185	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.04% - 7.89% (6.02%)
Commercial Mortgage Backed Securities	3,746,185
	399,058	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	8.25% - 29.33% (15.38%)
Corporate Bonds	399,058
	93	Pending Distribution	Expected Recovery	$0.049 ($0.049)
Swaps	93
Total	$10,327,588

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At January 31, 2018, the value of these investments was approximately $1,270,117. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a

JPMorgan Multi-Manager Alternatives Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

The Fund may be required to post or receive collateral for OTC options.

(2). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

JPMorgan Multi-Manager Alternatives Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4). Swaps — The Fund engaged in various swap transactions, including credit default, index and total return swaps within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, Non-deliverable Forward Foreign Currency Exchange Contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as Restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Multi-Manager Alternatives Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Return Swaps

The Fund used total return swaps to gain long and/or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

Total Return Basket Swaps

The Fund entered into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreement, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap, accrued financing costs and net dividends, are part of the monthly or annual periodic reset.

The total return basket swap contracts are subject to master netting arrangements. The fund may be required to post or receive collateral for total return basket swap swaps.

Each swap involves additional risks than if the Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of the Fund to close out its positions; and, documentation risk relating to disagreement over contract terms. The total return basket swaps consist of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities. The Fund’s activities in each total return basket swap are concentrated with two counterparties. Investing in swaps results in a form of leverage (i.e., the Fund’s risk of loss associated with these instruments may exceed their value).

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the underlying securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap; and (v) other factors, as applicable.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust III

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
March 29, 2018

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
March 29, 2018